SCHEDULE OF RECLASSIFICATION OF CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Selling expenses	$ 2,070,099	$ 2,094,266	$ 1,129,671
General and administrative expenses	$ 6,525,340	8,383,445	$ 7,838,024
Previously Reported [Member]
Selling expenses		1,311,176
General and administrative expenses		9,166,535
Revision of Prior Period, Reclassification, Adjustment [Member]
Selling expenses		783,090
General and administrative expenses		$ (783,090)